Document and Entity Information	Oct. 20, 2023
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001662774
Document Type	8-K/A
Document Period End Date	Oct. 20, 2023
Entity Registrant Name	Quince Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38890
Entity Tax Identification Number	90-1024039
Entity Address, Address Line One	611 Gateway Boulevard
Entity Address, Address Line Two	Suite 273
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(415)
Local Phone Number	910-5717
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On October 23, 2023, Quince Therapeutics, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission (the “SEC”) to report the closing of the Company’s acquisition of EryDel S.p.A, a company with shares incorporated under the laws of Italy (“EryDel”), pursuant to that certain Stock Purchase Agreement, dated as of July 21, 2023, by and among the Company, EryDel, EryDel Italy, Inc., a Delaware corporation, holders of EryDel capital stock and the managers of EryDel (the “EryDel Shareholders”) and Shareholder Representative Services LLC, a Colorado limited liability company solely in its capacity as the representative, agent and attorney-in-fact of the EryDel Shareholders (the “Acquisition”). This Amendment No. 1 to the Current Report on Form 8-K/A (this “Amendment No. 1”) amends the Original Form 8-K to provide the historical financial statements of EryDel as required under Item 9.01(a) and the pro forma financial information required under Item 9.01(b) not later than 71 calendar days after the date that the Original Form 8-K was required to be filed with the SEC. The pro forma financial information included in this Amendment No. 1 gives effect to certain pro forma events related to the Acquisition and has been presented for informational purposes only. It does not purport to represent the actual results of operations the Company and EryDel would have achieved had the Company held the assets of EryDel during the periods presented in the pro forma financial information. Moreover, it does not represent or purport to represent the future financial position or operating results of the Company following the Acquisition.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock (par value $0.001 per share)
Trading Symbol	QNCX
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Junior Participating Preferred Purchase Rights
Security Exchange Name	NASDAQ